Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 59.3%
Aerospace & Defense - 0.7%
Northrop Grumman Corp.	388	$ 185,813
Raytheon Technologies Corp.	4,458	415,530
Textron, Inc.	2,768	181,692

		783,035

Air Freight & Logistics - 0.8%
FedEx Corp.	907	211,413
United Parcel Service, Inc., Class B	3,399	662,431

		873,844

Airlines - 0.0% (A)
Southwest Airlines Co. (B)	1,392	53,063

Auto Components - 0.1%
Aptiv PLC (B)	512	53,704
Magna International, Inc.	1,660	106,007

		159,711

Automobiles - 1.3%
General Motors Co. (B)	2,072	75,131
Rivian Automotive, Inc., Class A (B) (C)	589	20,203
Tesla, Inc. (B)	1,478	1,317,563

		1,412,897

Banks - 2.2%
Bank of America Corp.	17,657	596,983
Citigroup, Inc.	1,787	92,745
Fifth Third Bancorp	7,191	245,357
SVB Financial Group (B)	185	74,657
Truist Financial Corp.	4,395	221,816
US Bancorp	8,802	415,454
Wells Fargo & Co.	16,635	729,778

		2,376,790

Beverages - 1.2%
Coca-Cola Co.	12,416	796,735
Constellation Brands, Inc., Class A	1,047	257,887
PepsiCo, Inc.	1,538	269,088

		1,323,710

Biotechnology - 1.5%
AbbVie, Inc.	5,718	820,590
Biogen, Inc. (B)	587	126,240
BioMarin Pharmaceutical, Inc. (B)	436	37,518
Neurocrine Biosciences, Inc. (B)	444	41,794
Regeneron Pharmaceuticals, Inc. (B)	557	324,001
Vertex Pharmaceuticals, Inc. (B)	1,118	313,499

		1,663,642

Building Products - 0.5%
Masco Corp.	2,981	165,088
Trane Technologies PLC	2,633	387,024

		552,112

Capital Markets - 0.7%
Morgan Stanley	3,434	289,486
Raymond James Financial, Inc.	596	58,688

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	3,332	$ 236,705
T. Rowe Price Group, Inc.	1,940	239,532

		824,411

Chemicals - 1.1%
Air Products & Chemicals, Inc.	426	105,746
Celanese Corp.	420	49,354
DuPont de Nemours, Inc.	1,796	109,969
Eastman Chemical Co.	2,084	199,918
Linde PLC	1,580	477,160
PPG Industries, Inc.	1,829	236,472

		1,178,619

Commercial Services & Supplies - 0.1%
Cintas Corp.	192	81,694

Communications Equipment - 0.1%
Motorola Solutions, Inc.	469	111,899

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	522	183,786

Consumer Finance - 0.9%
American Express Co.	3,148	484,855
Capital One Financial Corp.	1,074	117,958
S&P Global, Inc.	1,139	429,323

		1,032,136

Containers & Packaging - 0.1%
Avery Dennison Corp.	620	118,085

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (B)	3,144	945,086
Intercontinental Exchange, Inc.	1,944	198,269

		1,143,355

Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	2,616	120,833

Electric Utilities - 1.1%
Evergy, Inc.	1,219	83,209
Exelon Corp.	10,176	473,082
FirstEnergy Corp.	4,378	179,936
NextEra Energy, Inc.	6,020	508,630

		1,244,857

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,973	441,163

Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,235	57,417

Entertainment - 0.3%
Netflix, Inc. (B)	1,144	257,286
Walt Disney Co. (B)	1,099	116,604

		373,890

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	1,649	232,674
Duke Realty Corp.	781	48,859
Equinix, Inc.	281	197,751
Equity LifeStyle Properties, Inc.	1,743	128,145
Host Hotels & Resorts, Inc.	5,269	93,841
Kimco Realty Corp.	4,843	107,079
Prologis, Inc.	3,391	449,511
SBA Communications Corp.	418	140,360
Sun Communities, Inc.	1,009	165,436

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	799	$ 38,671
Ventas, Inc.	3,729	200,546

		1,802,873

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	1,139	616,541
Walmart, Inc.	1,884	248,782

		865,323

Food Products - 0.4%
Hershey Co.	499	113,752
Mondelez International, Inc., Class A	5,708	365,540

		479,292

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	2,655	288,970
ABIOMED, Inc. (B)	81	23,734
Baxter International, Inc.	4,115	241,386
Boston Scientific Corp. (B)	6,450	264,773
Dexcom, Inc. (B)	700	57,456
Intuitive Surgical, Inc. (B)	1,349	310,499
Medtronic PLC	2,185	202,156
Zimmer Biomet Holdings, Inc.	1,636	180,598

		1,569,572

Health Care Providers & Services - 2.1%
Centene Corp. (B)	4,538	421,898
Elevance Health, Inc.	782	373,092
Humana, Inc.	235	113,270
McKesson Corp.	499	170,448
UnitedHealth Group, Inc.	2,202	1,194,233

		2,272,941

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (B)	148	286,482
Chipotle Mexican Grill, Inc. (B)	196	306,587
Expedia Group, Inc. (B)	1,090	115,595
Marriott International, Inc., Class A	1,133	179,943
McDonald’s Corp.	1,900	500,403
Royal Caribbean Cruises Ltd. (B)	403	15,600
Yum! Brands, Inc.	566	69,358

		1,473,968

Household Durables - 0.3%
Lennar Corp., Class A	3,019	256,615
PulteGroup, Inc.	459	20,022
Toll Brothers, Inc.	1,467	72,147

		348,784

Household Products - 0.8%
Kimberly-Clark Corp.	1,648	217,190
Procter & Gamble Co.	4,508	626,206

		843,396

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	1,846	355,281

Insurance - 1.2%
Aon PLC, Class A	637	185,392
Arthur J Gallagher & Co.	532	95,223
Hartford Financial Services Group, Inc.	4,429	285,538
Progressive Corp.	4,224	486,013

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	587	$ 58,694
Travelers Cos., Inc.	1,434	227,576

		1,338,436

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (B)	14,460	1,681,987
Alphabet, Inc., Class C (B)	10,660	1,243,382
Meta Platforms, Inc., Class A (B)	4,556	724,860
ZoomInfo Technologies, Inc. (B)	1,800	68,202

		3,718,431

Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (B)	18,020	2,431,799

IT Services - 2.7%
Accenture PLC, Class A	2,022	619,258
Affirm Holdings, Inc. (B) (C)	1,530	41,065
Automatic Data Processing, Inc.	718	173,124
FleetCor Technologies, Inc. (B)	915	201,382
Mastercard, Inc., Class A	2,693	952,756
Visa, Inc., Class A	4,778	1,013,462

		3,001,047

Life Sciences Tools & Services - 1.2%
Danaher Corp.	1,762	513,570
Thermo Fisher Scientific, Inc.	1,355	810,846

		1,324,416

Machinery - 1.3%
Deere & Co.	1,662	570,365
Dover Corp.	1,019	136,220
Ingersoll Rand, Inc.	2,066	102,887
Otis Worldwide Corp.	3,647	285,086
Parker-Hannifin Corp.	1,092	315,686

		1,410,244

Media - 0.8%
Charter Communications, Inc., Class A (B)	817	353,026
Comcast Corp., Class A	12,060	452,491
Fox Corp., Class A	428	14,171
Interpublic Group of Cos., Inc.	748	22,343

		842,031

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	2,275	71,776
Nucor Corp.	549	74,554

		146,330

Multi-Utilities - 0.7%
Ameren Corp.	2,268	211,196
CenterPoint Energy, Inc.	6,459	204,686
Sempra Energy	1,916	317,673

		733,555

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	1,679	274,987
ConocoPhillips	6,729	655,606
Coterra Energy, Inc.	3,731	114,131
Diamondback Energy, Inc.	2,863	366,521
EOG Resources, Inc.	3,176	353,235
Exxon Mobil Corp.	6,992	677,735
Phillips 66	1,326	118,014
Pioneer Natural Resources Co.	1,083	256,617

		2,816,846

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	8,710	$ 642,624
Eli Lilly & Co.	2,020	665,974
Johnson & Johnson	3,885	678,010
Merck & Co., Inc.	4,228	377,729
Pfizer, Inc.	3,963	200,171

		2,564,508

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	682	65,458
Leidos Holdings, Inc.	2,013	215,391

		280,849

Road & Rail - 0.6%
Norfolk Southern Corp.	1,499	376,504
Uber Technologies, Inc. (B)	1,991	46,689
Union Pacific Corp.	999	227,072

		650,265

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (B)	5,216	492,755
Analog Devices, Inc.	3,398	584,320
Applied Materials, Inc.	566	59,985
Lam Research Corp.	924	462,471
Microchip Technology, Inc.	3,638	250,513
Micron Technology, Inc.	1,551	95,945
NVIDIA Corp.	4,163	756,126
NXP Semiconductors NV	2,612	480,295
QUALCOMM, Inc.	1,304	189,158
Texas Instruments, Inc.	3,899	697,492

		4,069,060

Software - 5.4%
Adobe, Inc. (B)	855	350,653
Fortinet, Inc. (B)	1,300	77,545
Intuit, Inc.	1,078	491,751
Microsoft Corp.	16,250	4,562,025
Oracle Corp.	1,665	129,604
Salesforce, Inc. (B)	1,031	189,725
Workday, Inc., Class A (B)	664	102,986

		5,904,289

Specialty Retail - 1.7%
AutoNation, Inc. (B)	676	80,268
AutoZone, Inc. (B)	68	145,342
Best Buy Co., Inc.	2,738	210,799
Burlington Stores, Inc. (B) (C)	326	46,008
Home Depot, Inc.	686	206,445
Lowe’s Cos., Inc.	3,227	618,067
O’Reilly Automotive, Inc. (B)	518	364,460
TJX Cos., Inc.	3,424	209,412

		1,880,801

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	28,979	4,709,377
Seagate Technology Holdings PLC	3,703	296,166

		5,005,543

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	3,062	351,885

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.5%
Altria Group, Inc.	5,162	$ 226,405
Philip Morris International, Inc.	2,892	280,958

		507,363

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (B)	2,283	326,606

Total Common Stocks (Cost $43,794,378)		65,426,683

PREFERRED STOCK - 0.0% (A)
Electric Utilities - 0.0% (A)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D) (G)	320	7,056

Total Preferred Stock (Cost $8,784)		7,056

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	$ 58,020	54,392
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	20,060	19,587
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	14,465	14,277
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 3.74% (D), 10/18/2030 (E)	350,000	345,233
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	87,206	75,407
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	236,177	211,889
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	116,306	113,840
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	120,798	114,247
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	10,060	10,050
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	9,652	9,612
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	330,000	315,475
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	330,000	314,695
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.90% (D), 01/20/2031 (E)	200,000	196,825

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	$ 106,821	$ 106,681
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	35,229	34,286
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	63,154	61,342
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 3.81% (D), 07/20/2030 (E)	250,000	246,516
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	92,362	87,277
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	18,881	18,742
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	14,590	14,415
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	27,036	26,573
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	44,559	43,695
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	98,513	96,609
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	139,792	133,734
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	131,724	121,566
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	130,000	117,535
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	26,139	25,724

Total Asset-Backed Securities (Cost $3,073,517)		2,930,224

CORPORATE DEBT SECURITIES - 13.1%
Aerospace & Defense - 0.2%
Boeing Co.
3.50%, 03/01/2039	91,000	69,227
5.15%, 05/01/2030	85,000	85,916
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	108,000	94,559

		249,702

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	153,000	120,072

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	46,882	42,621
JetBlue Pass-Through Trust
Series 2019, Class AA,
2.75%, 11/15/2033	77,453	68,228
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (E)	86,902	87,770
United Airlines Pass-Through Trust
3.75%, 03/03/2028	55,912	52,295

		250,914

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032 (C)	$ 54,000	$ 47,754
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	36,000	35,378

		83,132

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	63,000	61,876
General Motors Co.
6.25%, 10/02/2043	15,000	14,862

		76,738

Banks - 1.6%
Banco Santander SA
2.75%, 12/03/2030	200,000	161,160
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	47,000	35,816
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	72,000	68,891
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	196,000	197,662
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	219,000	209,315
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	261,408
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	200,000	153,109
5.02%, 06/26/2024 (E)	65,000	62,928
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	63,000	56,400
Fixed until 01/25/2032, 2.96% (D), 01/25/2033	108,000	96,241
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	59,000	57,959
4.13%, 12/15/2026	85,000	86,102
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	200,000	159,735
Wells Fargo & Co.
Fixed until 03/15/2026 (G), 3.90% (D)	35,000	32,419
4.10%, 06/03/2026	139,000	139,438
Fixed until 06/15/2024 (G), 5.90% (D)	40,000	37,971

		1,816,554

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	90,000	85,162
4.75%, 01/23/2029	37,000	38,963
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	58,813
3.70%, 12/06/2026	16,000	15,813

		198,751

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	46,562
4.05%, 11/21/2039	40,000	37,881
Amgen, Inc.
2.00%, 01/15/2032 (C)	82,000	70,226

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (E)	$ 48,000	$ 48,355
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	22,333

		225,357

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	77,000	62,230
3.75%, 12/01/2027	72,000	69,850
Carrier Global Corp.
2.72%, 02/15/2030	74,000	66,575
Owens Corning
7.00%, 12/01/2036	114,000	130,335

		328,990

Capital Markets - 0.7%
Charles Schwab Corp.
Fixed until 06/01/2026 (G), 4.00% (D)	145,000	131,859
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (D), 09/18/2031	150,000	129,292
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	181,000	162,016
6.75%, 10/01/2037	75,000	87,855
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	45,000	36,190
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	68,000	61,071
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	102,000	82,657
5.00%, 11/24/2025	60,000	61,813

		752,753

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	74,000	63,443

Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (E)	79,000	71,100
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	200,000	183,699
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	111,000	110,183
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	160,000	130,114

		495,096

Construction & Engineering - 0.0% (A)
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	48,390

Consumer Finance - 0.5%
Ally Financial, Inc.
8.00%, 11/01/2031	110,000	124,717
BMW US Capital LLC
2.80%, 04/11/2026 (E)	65,000	63,046
General Motors Financial Co., Inc.
5.00%, 04/09/2027	70,000	70,126

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	$ 100,000	$ 82,120
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	200,000	174,459

		514,468

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	58,868

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041 (C)	160,000	121,685
4.45%, 04/03/2026	150,000	145,598
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	42,853
5.50%, 12/15/2024 (E)	147,000	145,857
Kaupthing Bank
7.63%, 02/28/2020 (F) (H) (I)	710,000	0

		455,993

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	60,000	53,920
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	26,940
Verizon Communications, Inc.
1.68%, 10/30/2030 (C)	177,000	148,241
2.99%, 10/30/2056	105,000	77,025

		306,126

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	66,000	65,239
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	37,263
DTE Electric Co.
4.30%, 07/01/2044 (C)	101,000	98,577
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	108,000	91,896
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	56,188
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	48,205
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	20,000	22,016
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	55,183
PacifiCorp
3.60%, 04/01/2024	61,000	61,317
5.75%, 04/01/2037 (C)	20,000	22,020
Public Service Electric & Gas Co.
3.00%, 05/15/2025	49,000	48,490

		606,394

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	58,000	49,270
Keysight Technologies, Inc.
4.60%, 04/06/2027	86,000	87,850
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	46,396

		183,516

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	$ 90,000	$ 87,926
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	26,210

		114,136

Equity Real Estate Investment Trusts - 1.1%
Broadstone Net Lease LLC
2.60%, 09/15/2031	123,000	100,922
Corporate Office Properties LP
2.00%, 01/15/2029	25,000	20,469
2.25%, 03/15/2026	35,000	31,927
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	48,000	45,083
Office Properties Income Trust
3.45%, 10/15/2031	76,000	54,205
Physicians Realty LP
2.63%, 11/01/2031	94,000	78,401
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	99,764
1.88%, 07/15/2050 (E)	56,000	50,858
2.84%, 01/15/2050 (E)	300,000	290,171
3.45%, 03/15/2048 (E)	78,000	77,376
Simon Property Group LP
2.20%, 02/01/2031 (C)	73,000	61,410
Ventas Realty LP
3.25%, 10/15/2026	86,000	82,245
VICI Properties LP
4.95%, 02/15/2030 (C)	118,000	115,565
Weyerhaeuser Co.
4.00%, 04/15/2030	69,000	67,120

		1,175,516

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	123,000	100,399
Sysco Corp.
3.30%, 07/15/2026	104,000	102,696

		203,095

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	94,000	81,165
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	76,000	65,423
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	102,000	86,126

		232,714

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	200,000	189,815
Koninklijke Philips NV
5.00%, 03/15/2042 (C)	37,000	36,453

		226,268

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	80,000	71,403
3.38%, 02/15/2030	60,000	54,528
Cigna Corp.
2.40%, 03/15/2030	61,000	54,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
2.70%, 08/21/2040	$ 50,000	$ 38,359
3.75%, 04/01/2030	48,000	46,815
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	54,249
HCA, Inc.
4.13%, 06/15/2029	28,000	26,981
5.25%, 04/15/2025	16,000	16,298
5.50%, 06/15/2047	50,000	48,699
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	51,000	47,100
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	94,000	90,475
UnitedHealth Group, Inc.
4.20%, 05/15/2032	118,000	123,476

		673,100

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	22,000	18,184
3.80%, 02/15/2028	65,000	60,628
Hyatt Hotels Corp.
1.80%, 10/01/2024	41,000	38,804
Magallanes, Inc.
5.05%, 03/15/2042 (E)	114,000	102,095

		219,711

Household Durables - 0.1%
DR Horton, Inc.
4.38%, 09/15/2022	74,000	74,030

Industrial Conglomerates - 0.0% (A)
General Electric Co.
4.13%, 10/09/2042	48,000	41,983

Insurance - 0.4%
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	159,000	128,980
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (E)	224,000	219,541
6.63%, 05/01/2031 (E)	45,000	46,366
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	94,000	82,225

		477,112

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	200,000	201,843
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	97,000	96,259

		298,102

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (C) (E)	78,000	64,508

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	36,790
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	35,000	32,456
Comcast Corp.
2.94%, 11/01/2056	17,000	12,573

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/2043	$ 24,000	$ 23,274
Paramount Global
4.20%, 05/19/2032	44,000	40,207

		145,300

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	192,887
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	49,000	49,257
Glencore Funding LLC
2.63%, 09/23/2031 (E)	82,000	67,428

		309,572

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023 (C)	71,000	71,336
CMS Energy Corp.
3.88%, 03/01/2024 (C)	17,000	16,981
4.88%, 03/01/2044 (C)	26,000	25,623
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	6,000	5,990

		119,930

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	40,623
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	45,969
Energy Transfer LP
5.15%, 03/15/2045	75,000	67,276
5.95%, 10/01/2043	28,000	27,442
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	94,358
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	52,000	52,136
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	63,705
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	116,134
7.69%, 01/23/2050	17,000	12,389
Pioneer Natural Resources Co.
2.15%, 01/15/2031	90,000	77,158
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	52,000	47,041
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	40,054
Shell International Finance BV
2.50%, 09/12/2026 (C)	103,000	99,937
3.75%, 09/12/2046	30,000	27,002
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	27,861

		839,085

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC
1.20%, 05/28/2026	40,000	36,930
AstraZeneca PLC
4.38%, 08/17/2048	34,000	35,162
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	67,000	57,589

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC
2.20%, 09/02/2030	$ 77,000	$ 65,109
Viatris, Inc.
2.30%, 06/22/2027	76,000	66,311

		261,101

Professional Services - 0.0% (A)
Equifax, Inc.
2.60%, 12/01/2024	52,000	50,455

Road & Rail - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	121,000	111,904
5.50%, 01/15/2026 (E)	47,000	45,626
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	136,000	140,283

		297,813

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	166,000	168,880
Broadcom, Inc.
1.95%, 02/15/2028 (E)	31,000	27,260
KLA Corp.
3.30%, 03/01/2050 (C)	56,000	47,251
Microchip Technology, Inc.
0.98%, 09/01/2024	70,000	65,640
Micron Technology, Inc.
2.70%, 04/15/2032	122,000	101,075
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (C)	39,000	28,167
3.40%, 05/01/2030 (C)	75,000	68,532
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050 (C)	87,000	81,849
Skyworks Solutions, Inc.
1.80%, 06/01/2026	39,000	35,356
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	200,000	162,600

		786,610

Software - 0.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (C)	15,000	13,701
Infor, Inc.
1.75%, 07/15/2025 (E)	68,000	63,710
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	114,000	113,083
Workday, Inc.
3.50%, 04/01/2027	104,000	101,952

		292,446

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	80,000	77,775

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	40,000	31,612
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	60,000	63,737
Seagate HDD Cayman
4.13%, 01/15/2031	115,000	99,889
Western Digital Corp.
2.85%, 02/01/2029	117,000	98,719

		293,957

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	$ 128,000	$ 109,676
4.91%, 04/02/2030	52,000	49,541
BAT International Finance PLC
4.45%, 03/16/2028	70,000	67,029

		226,246

Wireless Telecommunication Services - 0.1%
Sprint Corp.
7.88%, 09/15/2023	42,000	43,511
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	129,949

		173,460

Total Corporate Debt Securities (Cost $16,045,877)		14,509,282

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	191,576

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	113,754

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	108,792

Total Foreign Government Obligations (Cost $428,704)		414,122

MORTGAGE-BACKED SECURITIES - 2.6%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	141,938	67,346
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	39,845	38,829
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	193,086	176,591
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	21,150	20,964
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	64,933
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	151,825
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	32,287	31,700
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	119,750
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	81,814	80,627
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	296,636
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	100,000	94,000

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	$ 158,074	$ 138,399
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	139,893	128,900
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	150,000	144,132
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.22% (D), 03/18/2035	11,187	10,225
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	282,089
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.06% (D), 10/25/2034	14,409	13,925
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.26% (D), 08/25/2037	87,533	71,685
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.90% (D), 10/25/2028	8,434	8,013
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	30,230	28,853
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	14,755	14,346
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	35,182	33,856
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	27,228	26,483
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	23,149	22,096
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	49,885	49,339
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	84,443	83,391
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	28,503	27,681
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	31,899	31,195
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	108,743	105,905
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	94,218	92,371
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	191,479
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.82% (D), 01/19/2034	34,656	33,364
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	173,088	161,723

Total Mortgage-Backed Securities (Cost $3,051,887)		2,842,651

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 2.40% (D), 02/01/2041	1,690	1,701

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	$ 245,000	$ 213,803
2.89%, 06/25/2027	54,820	54,891
3.01%, 07/25/2025	188,000	186,473
3.06% (D), 07/25/2023	50,000	49,789
3.06% (D), 08/25/2024	397,422	395,007
3.53% (D), 10/25/2023	110,000	110,008
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.25% (D), 03/01/2041	473	471
3.33% (D), 10/25/2023	23,729	23,548
3.50%, 11/01/2028 - 01/01/2029	35,027	35,523
4.00%, 10/01/2025 - 07/01/2026	7,284	7,425
4.50%, 02/01/2025	585	602
5.00%, 04/01/2039 - 11/01/2039	62,249	65,458
5.50%, 09/01/2036 - 12/01/2041	114,357	122,418
6.00%, 05/01/2038 - 04/01/2040	62,852	68,406
6.50%, 05/01/2040	17,336	18,944
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.65% (D), 02/16/2053	77,365	1,377
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	100,007
Uniform Mortgage-Backed Security
2.00%, TBA (J)	2,528,000	2,332,161
2.50%, TBA (J)	2,397,000	2,251,005
3.00%, TBA (J)	1,564,000	1,508,282
3.50%, TBA (J)	1,655,000	1,639,971
4.00%, TBA (J)	1,123,000	1,129,405

Total U.S. Government Agency Obligations (Cost $10,141,447)		10,316,675

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury - 9.5%
U.S. Treasury Bond
1.25%, 05/15/2050	497,000	328,932
1.88%, 02/15/2051 - 11/15/2051	749,000	583,640
2.00%, 02/15/2050	301,000	242,199
2.25%, 08/15/2046	95,000	79,136
2.25%, 02/15/2052 (C)	155,000	132,380
2.38%, 02/15/2042 - 05/15/2051	442,000	387,973
2.50%, 02/15/2045 - 05/15/2046	355,000	311,009
2.75%, 08/15/2042 - 11/15/2047	632,500	585,455
2.88%, 08/15/2045 - 05/15/2049	356,300	339,330
3.00%, 05/15/2042 - 08/15/2048	166,100	161,896
3.13%, 02/15/2042 - 05/15/2048	223,500	221,890
3.63%, 02/15/2044	242,300	256,630
5.25%, 02/15/2029	309,000	355,772
U.S. Treasury Note
0.13%, 12/31/2022 - 05/31/2023	155,000	152,161
0.25%, 08/31/2025 (C)	249,000	230,072
0.63%, 05/15/2030 - 08/15/2030	672,000	575,326
0.88%, 06/30/2026	199,000	185,031
1.13%, 02/15/2031	434,000	384,938
1.25%, 11/30/2026	243,000	228,344
1.38%, 11/15/2031	397,000	355,997
1.50%, 08/15/2026 - 02/15/2030	406,300	382,997
1.63%, 11/15/2022 - 05/15/2031	1,127,900	1,069,839
1.75%, 05/15/2023	204,000	202,072
1.88%, 02/15/2032	622,100	581,955
2.00%, 02/15/2025	93,000	91,049
2.13%, 05/15/2025 (C)	110,000	107,852
2.25%, 11/15/2025 - 11/15/2027	533,300	521,642

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.38%, 01/31/2023 - 02/29/2024	$ 270,000	$ 268,527
2.50%, 08/15/2023 - 01/31/2024	286,000	284,261
2.50%, 05/31/2024 (C)	37,000	36,718
2.75%, 05/15/2025	56,000	55,838
2.88%, 08/15/2028	95,000	95,746
2.88%, 05/15/2032 (C)	530,200	540,721
3.13%, 11/15/2028	183,500	187,722

		10,525,050

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	193,208	167,390
1.75%, 01/15/2028	100,429	109,699
2.50%, 01/15/2029	371,159	428,308
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	199,437	200,128
0.63%, 01/15/2024	524,787	531,907

		1,437,432

Total U.S. Government Obligations (Cost $12,802,292)		11,962,482

COMMERCIAL PAPER - 7.1%
Banks - 1.8%
Concord Minutemen Capital Co. LLC
1.70% (K), 09/02/2022	490,000	488,858
DBS Bank Ltd.
1.48% (K), 08/16/2022	425,000	424,505
Mackinac Funding Co. LLC
1.71% (K), 09/02/2022	375,000	374,111
Macquarie Bank Ltd.
1.77% (K), 09/01/2022	500,000	498,871
Svenska Handelsbanken AB
1.51% (K), 08/29/2022	250,000	249,497

		2,035,842

Diversified Financial Services - 4.0%
Anglesea Funding LLC
2.49% (K), 10/11/2022	500,000	497,240
Atlantic Asset Securitization LLC
1.43% (K), 08/17/2022	500,000	499,383
Cancara Asset Securitisation LLC
1.42% (K), 08/16/2022	475,000	474,441
Fairway Finance Co. LLC
1.93% (K), 08/30/2022	450,000	449,040
Glencove Funding LLC
2.53% (K), 10/06/2022	350,000	348,238
Liberty Street Funding LLC
2.55% (K), 10/20/2022	350,000	347,777
Mont Blanc Capital Corp.
2.55% (K), 10/13/2022	475,000	472,297
Nieuw Amsterdam Receivables Corp. BV
1.32% (K), 08/03/2022	333,000	332,893
Ridgefield Funding Co. LLC
1.76% (K), 09/12/2022	500,000	498,466
Sheffield Receivables Co. LLC
1.68% (K), 09/07/2022	500,000	498,613

		4,418,388

Electrical Equipment - 0.5%
Emerson Electric Co.
2.32% (K), 09/01/2022	500,000	498,898

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 0.4%
Britannia Funding Co. LLC
1.44% (K), 08/11/2022	$ 475,000	$ 474,601

Software - 0.4%
Manhattan Asset Funding Co. LLC
1.07% (K), 08/02/2022	450,000	449,884

Total Commercial Paper (Cost $7,881,946)		7,877,613

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.84% (K), 08/04/2022	125,000	124,981
1.12% (K), 09/01/2022	225,000	224,588
1.26% (K), 09/08/2022 (C)	495,000	493,901
1.66% (K), 09/15/2022	175,000	174,541

Total Short-Term U.S. Government Obligations (Cost $1,018,707)		1,018,011

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (K)	1,764,057	$ 1,764,057

Total Other Investment Company (Cost $1,764,057)		1,764,057

Total Investments (Cost $100,011,596)		119,068,856
Net Other Assets (Liabilities) - (7.9)%		(8,668,778)

Net Assets - 100.0%		$ 110,400,078

Futures Contracts

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	4	09/16/2022	$748,021	$826,700	$78,679	$—

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$65,426,683	$—	$—	$65,426,683
Preferred Stock	7,056	—	—	7,056
Asset-Backed Securities	—	2,930,224	—	2,930,224
Corporate Debt Securities	—	14,509,282	0	14,509,282
Foreign Government Obligations	—	414,122	—	414,122
Mortgage-Backed Securities	—	2,842,651	—	2,842,651
U.S. Government Agency Obligations	—	10,316,675	—	10,316,675
U.S. Government Obligations	—	11,962,482	—	11,962,482
Commercial Paper	—	7,877,613	—	7,877,613
Short-Term U.S. Government Obligations	—	1,018,011	—	1,018,011
Other Investment Company	1,764,057	—	—	1,764,057

Total Investments	$67,197,796	$51,871,060	$0	$119,068,856

Other Financial Instruments
Futures Contracts (N)	$78,679	$—	$—	$78,679

Total Other Financial Instruments	$78,679	$—	$—	$78,679

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,654,308, collateralized by cash collateral of $1,764,057 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $945,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $9,521,179, representing 8.6% of the Fund’s net assets.
(F)	Securities deemed worthless.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at July 31, 2022.
(L)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Balanced II (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13